Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 7, 2011
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000814679
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 7, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 13, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the AST BlackRock Global Strategies Portfolio (the BlackRock Portfolio or the Portfolio) is to seek a high total return consistent with a moderate level of risk.
PORTFOLIO FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges for the relevant variable annuity contracts and variable life insurance policies (collectively, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		AST BlackRock Global Strategies Portfolio
Management Fees	[1]	1.00%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.15%
Acquired Fund Fees and Expenses	[1][2]	0.03%
Total Annual Portfolio Operating Expenses	[1]	1.18%
Fee waiver or expense reimbursement	[1][3]	(0.07%)
Net annual Portfolio operating expenses	[1][3]	1.11%
[1]	AST BlackRock Global Strategies Portfolio will commence operations on May 1, 2011. Estimate for the fiscal period ending December 31, 2011.
[2]	The AST BlackRock Global Strategies Portfolio will indirectly bear a pro rata portion of the fees and expenses of the exchange traded funds (ETFs) in which it expects to invest. The expenses shown under "Acquired Fund Fees and Expenses" represent a weighted average of the expense ratios of the ETFs in which the AST BlackRock Global Strategies Portfolio expects to invest based upon its expected holdings in those ETFs as of the commencement of operations. Such expected holdings are preliminary and subject to change. Purchases and sales of ETFs by the AST BlackRock Global Strategies Portfolio will be subject to brokerage commissions and other transaction-related costs. These commissions and costs, which are not reflected in the annual fund operating expenses table above or in the example below, will adversely affect the Portfolio's performance.
[3]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, Underlying Portfolio fees and expenses, and extraordinary expenses) for the AST BlackRock Global Strategies Portfolio do not exceed 1.08% of its average daily net assets through May 1, 2012. This expense limitation may not be terminated or modified prior to May 1, 2012, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2012 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)		1 Year	3 Years
AST BlackRock Global Strategies Portfolio	[1]	113	368
[1]	Takes into account the contractual expense cap that runs until May 1, 2012 as described above in the footnotes to the fee table.

PORTFOLIO TURNOVER

The Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The AST BlackRock Global Strategies Portfolio will be a global, multi asset-class fund that invests directly in, among other things, equity and equity-related securities, investment grade debt securities (including, without limitation, U.S. Treasuries and U.S. government securities), junk bonds, real estate investment trusts (REITs), exchange traded funds (ETFs), and derivative instruments, including commodity-linked derivative instruments.  In seeking to achieve the Portfolio's investment objective, BlackRock will cause the Portfolio's assets to be allocated across six investment strategies. The BlackRock Portfolio will have two strategies that invest primarily in equity securities, three strategies that invest primarily in fixed-income securities, and a global tactical asset allocation strategy (the GTAA strategy) that, under normal circumstances, provides exposure to the equity and fixed-income asset classes along with real estate-related and commodity-related investments.  The GTAA strategy will be used: (i) as a completion strategy to access and adjust exposures to various asset classes and underlying strategy allocations and (ii) an overlay strategy to enhance the total return and manage portfolio risk at the aggregate level. Derivatives, ETFs, and cash securities may be used within the GTAA strategy.  The BlackRock Portfolio will allocate its assets among various regions and countries, including the United States (but in no less than three countries).

The BlackRock Portfolio's minimum, neutral, and maximum exposures to the relevant asset classes are set forth below.

Asset Class	Minimum Exposure	Neutral Exposure	Maximum Exposure
Equities	30%	40%	50%
Investment Grade Debt	20%	30%	40%
"Junk Bonds"*	5%	15%	25%
REITs	0%	10%	20%**
Commodities	0%	5%	15%**

* Fixed-income securities rated below investment grade and unrated securities of similar credit quality are commonly referred to as "junk bonds".  Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

**Notwithstanding the individual maximum exposures for the REIT (i.e., 20%) and Commodities (i.e., 15%) asset classes, the maximum combined exposure to these asset classes is 30% of the net assets of the AST BlackRock Global Strategies Portfolio.

Principal Risks of Investing in the Portfolio.

The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Asset transfer program risk. The Portfolio is used in connection with certain benefit programs under Prudential variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for Prudential to manage the guarantees offered in connection with these benefit programs, Prudential will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the subadviser to purchase and sell securities at inopportune times and by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies. In addition, these pre-determined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the Portfolios compared to other similar funds.

Commodity risk. A commodity-linked derivative instrument is an financial instrument, the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities. The prices of these instruments historically have been affected by, among other things, overall market movements and changes in interest and exchange rates and have may be volatile than the prices of investments in traditional equity and debt securities.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense risk. Your actual cost of investing in the Portfolio may be higher than the expenses shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's average net assets decreases significantly.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Market and management risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser in making investment decisions for the Portfolio may not produce the desired results.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security - one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates.  The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Recent Events Risk.  The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Real estate risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand for real estate and office space, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under current tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Past Performance
No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
AST BlackRock Global Strategies Portfolio | AST BlackRock Global Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1],[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
Fee Waiver or Expense Reimbursement+	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[3]
Net Expenses (as a percentage of assets)	rr_NetExpensesOverAssets	1.11%	[1],[3]
Expense Example, Redemption, 1 Year	rr_ExpenseExampleYear01	113	[4]
Expense Example, Redemption, 3 Years	rr_ExpenseExampleYear03	368	[4]
AST BlackRock Global Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the AST BlackRock Global Strategies Portfolio (the BlackRock Portfolio or the Portfolio) is to seek a high total return consistent with a moderate level of risk.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges for the relevant variable annuity contracts and variable life insurance policies (collectively, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The AST BlackRock Global Strategies Portfolio will be a global, multi asset-class fund that invests directly in, among other things, equity and equity-related securities, investment grade debt securities (including, without limitation, U.S. Treasuries and U.S. government securities), junk bonds, real estate investment trusts (REITs), exchange traded funds (ETFs), and derivative instruments, including commodity-linked derivative instruments.  In seeking to achieve the Portfolio's investment objective, BlackRock will cause the Portfolio's assets to be allocated across six investment strategies. The BlackRock Portfolio will have two strategies that invest primarily in equity securities, three strategies that invest primarily in fixed-income securities, and a global tactical asset allocation strategy (the GTAA strategy) that, under normal circumstances, provides exposure to the equity and fixed-income asset classes along with real estate-related and commodity-related investments.  The GTAA strategy will be used: (i) as a completion strategy to access and adjust exposures to various asset classes and underlying strategy allocations and (ii) an overlay strategy to enhance the total return and manage portfolio risk at the aggregate level. Derivatives, ETFs, and cash securities may be used within the GTAA strategy.  The BlackRock Portfolio will allocate its assets among various regions and countries, including the United States (but in no less than three countries).

The BlackRock Portfolio's minimum, neutral, and maximum exposures to the relevant asset classes are set forth below.

Asset Class	Minimum Exposure	Neutral Exposure	Maximum Exposure
Equities	30%	40%	50%
Investment Grade Debt	20%	30%	40%
"Junk Bonds"*	5%	15%	25%
REITs	0%	10%	20%**
Commodities	0%	5%	15%**

* Fixed-income securities rated below investment grade and unrated securities of similar credit quality are commonly referred to as "junk bonds".  Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

**Notwithstanding the individual maximum exposures for the REIT (i.e., 20%) and Commodities (i.e., 15%) asset classes, the maximum combined exposure to these asset classes is 30% of the net assets of the AST BlackRock Global Strategies Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Asset transfer program risk. The Portfolio is used in connection with certain benefit programs under Prudential variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for Prudential to manage the guarantees offered in connection with these benefit programs, Prudential will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the subadviser to purchase and sell securities at inopportune times and by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies. In addition, these pre-determined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the Portfolios compared to other similar funds.

Commodity risk. A commodity-linked derivative instrument is an financial instrument, the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities. The prices of these instruments historically have been affected by, among other things, overall market movements and changes in interest and exchange rates and have may be volatile than the prices of investments in traditional equity and debt securities.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense risk. Your actual cost of investing in the Portfolio may be higher than the expenses shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's average net assets decreases significantly.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Market and management risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser in making investment decisions for the Portfolio may not produce the desired results.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security - one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates.  The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Recent Events Risk.  The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Real estate risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand for real estate and office space, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under current tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance
Performance Table Heading	rr_PerformanceTableHeading	Past Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.

[1]	AST BlackRock Global Strategies Portfolio will commence operations on May 1, 2011. Estimate for the fiscal period ending December 31, 2011.
[2]	The AST BlackRock Global Strategies Portfolio will indirectly bear a pro rata portion of the fees and expenses of the exchange traded funds (ETFs) in which it expects to invest. The expenses shown under "Acquired Fund Fees and Expenses" represent a weighted average of the expense ratios of the ETFs in which the AST BlackRock Global Strategies Portfolio expects to invest based upon its expected holdings in those ETFs as of the commencement of operations. Such expected holdings are preliminary and subject to change. Purchases and sales of ETFs by the AST BlackRock Global Strategies Portfolio will be subject to brokerage commissions and other transaction-related costs. These commissions and costs, which are not reflected in the annual fund operating expenses table above or in the example below, will adversely affect the Portfolio's performance.
[3]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, Underlying Portfolio fees and expenses, and extraordinary expenses) for the AST BlackRock Global Strategies Portfolio do not exceed 1.08% of its average daily net assets through May 1, 2012. This expense limitation may not be terminated or modified prior to May 1, 2012, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2012 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.
[4]	Takes into account the contractual expense cap that runs until May 1, 2012 as described above in the footnotes to the fee table.

AST QUANTITATIVE MODELING PORTFOLIO
INVESTMENT OBJECTIVE

The investment objective of the AST Quantitative Modeling Portfolio (the Quantitative Modeling Portfolio or the Portfolio) is to seek to obtain a high potential return while attempting to mitigate downside risk during adverse market cycles.

PORTFOLIO FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges for the relevant variable annuity contracts and variable life insurance policies (collectively, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		AST Quantitative Modeling Portfolio
Management Fees	[1]	0.25%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.11%
Acquired Fund Fees & Expenses	[1][2]	0.95%
Total Annual Portfolio Operating Expenses	[1]	1.31%
Fee waiver or expense reimbursement	[1][3]	(0.06%)
Net annual Portfolio operating expenses	[1][3]	1.25%
[1]	AST Quantitative Modeling Portfolio will commence operations on May 1, 2011. Estimate for the fiscal period ending December 31, 2011.
[2]	Since the AST Quantitative Modeling Portfolio will operate as a "fund-of-funds", it will indirectly incur a pro rata portion of the fees and expenses of the Underlying Portfolios in which it invests. The expenses shown under "Underlying Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the relevant Underlying Portfolios based upon the Portfolio's expected holdings in those Underlying Portfolios as of the commencement of operations. Because the allocation of Portfolio assets among the various Underlying Portfolios will change over time due to portfolio management decisions that are made for the Capital Growth Segment and the operation of the quantitative model and the expense ratios of the relevant Underlying Portfolios will also change over time, it is possible that the Portfolio's actual "Acquired Fund Fees and Expenses" may be higher than 0.95% of the Portfolio's average daily net assets.
[3]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, Underlying Portfolio fees and expenses, and extraordinary expenses) for the AST Quantitative Modeling Portfolio do not exceed 0.30% of its average daily net assets through May 1, 2012. This expense limitation may not be terminated or modified prior to May 1, 2012, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2012 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)		1 Year	3 Years
AST Quantitative Modeling Portfolio	[1]	127	409
[1]	Takes into account the contractual expense cap that runs until May 1, 2012 as described above in the footnotes to the fee table.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Quantitative Modeling Portfolio will operate as a "fund-of-funds." That means that the Quantitative Modeling Portfolio will invest substantially all of its assets in a combination of other mutual funds (collectively referred to as the Underlying Portfolios) in accordance with its own specialized asset allocation strategy.  The Investment Managers currently expect that the only Underlying Portfolios in which the Quantitative Modeling Portfolio will invest are other investment portfolios of the Trust and certain money market funds advised by the Investment Managers or their affiliates.

The assets of the Quantitative Modeling Portfolio will be allocated to a capital growth investment strategy (referred to as the Capital Growth Segment) and a fixed-income investment strategy (referred to as the Fixed-Income Segment).  Under normal circumstances, approximately 75% of the net assets attributable to the Capital Growth Segment will be invested in Underlying Portfolios that invest primarily in equity securities while the remaining 25% of the Capital Growth Segment's net assets will be invested in Underlying Portfolios that invest primarily in debt securities and money market instruments.  All of the net assets attributable to the Fixed-Income Segment will be invested in the AST Investment Grade Bond Portfolio of the Trust (the AST Bond Portfolio).  The AST Bond Portfolio, in turn, invests at least 80% of its investable assets in investment grade bonds under normal market conditions.  Underlying Portfolios that invest primarily in equity securities are sometimes referred to as "Equity Underlying Portfolios" while Underlying Portfolios that invest primarily in debt securities and money market instruments, including the AST Bond Portfolio, are sometimes referred to as "Debt-Money Market Underlying Portfolios."

Upon the commencement of operations, approximately 90% of the Quantitative Modeling Portfolio's net assets will be allocated to the Capital Growth Segment, with the remainder of its net assets (i.e., approximately 10%) being allocated to the Fixed-Income Segment. Portfolio assets will be transferred between the Capital Growth Segment and the Fixed-Income Segment based on the application of a quantitative model to the Portfolio's overall net asset value (NAV) per share. In general terms, the model will seek to transfer Portfolio assets from the Capital Growth Segment to the Fixed-Income Segment when the Portfolio's NAV per share experiences certain declines and from the Fixed-Income Segment to the Capital Growth Segment when the Portfolio's NAV per share experiences certain increases or remains flat over certain periods of time.  The model, however, will not generate: (i) a transfer to the Capital Growth Segment from the Fixed-Income Segment that would result in more than 90% of the Quantitative Modeling Portfolio's net assets being allocated to the Capital Growth Segment, (ii) a transfer to the Fixed-Income Segment from the Capital Growth Segment that would result in more than 90% of the Quantitative Modeling Portfolio's net assets being allocated to the Fixed-Income Segment, (iii) a large-scale transfer between the Portfolio's segments that exceeds certain pre-determined percentage thresholds.

In an effort to reduce transaction costs, the Investment Managers or QMA may decline to implement a transfer between the Portfolio's segments that would otherwise be initiated by the quantitative model to the extent such transfer does not exceed certain pre-determined percentage thresholds.  In addition, the quantitative model is proprietary and may be changed by the Investment Managers or QMA over time.  The Investment Managers or QMA may determine that such a change is appropriate for a variety of reasons, including, without limitation, due to changing market, financial, or economic conditions or to make enhancements to the model based on actual experience.

Below are the approximate exposures to Equity Underlying Portfolios and Debt-Money Market Underlying Portfolios that would result from: (i) an allocation of 90% of the Quantitative Modeling Portfolio's assets to the Capital Growth Segment and the corresponding allocation of Portfolio assets (i.e., 10%) to the Fixed-Income Segment and (ii) an allocation of 90% of the Quantitative Modeling Portfolio's assets to the Fixed-Income Segment and the corresponding allocation of Portfolio assets (i.e., 10%) to the Capital Growth Segment.

	Assumed Allocation of Portfolio Assets: 90% Capital Growth Segment* & 10% Fixed-Income Segment	Assumed Allocation of Portfolio Assets: 10% Capital Growth Segment* & 90% Fixed-Income Segment
% of Portfolio Assets Allocated to Equity Underlying Portfolios	67.5%	7.5%
% of Portfolio Assets Allocated to Debt-Money Market Underlying Portfolios	32.5%	92.5%

*Assumes that 75% of the Capital Growth Segment's net assets will be invested in Equity Underlying Portfolios while the remaining 25% of the Capital Growth Segment's net assets will be invested in Debt-Money Market Underlying Portfolios.

As shown in the table above, a shareholder's specific investment experience will depend, in part, on how the Portfolio's assets were allocated between the Capital Growth Segment and the Fixed-Income Segment during the period in which the shareholder invested in the Portfolio.

Principal Risks of Investing in the Portfolio

The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense risk. Your actual cost of investing in the Portfolio may be higher than the expenses shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's average net assets decreases significantly .

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

Fund of funds risk. In addition to the risks associated with the indirect investment in the Underlying Portfolios, the Portfolio is subject to the following additional risks: to the extent the Portfolio concentrates its assets among Underlying Portfolios that invest principally in one or several asset classes, the Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes; the ability of the Portfolio to achieve its investment objective depends on the ability of the selected Underlying Portfolios to achieve their investment objectives; and the performance of the Portfolio may be affected by large purchases and redemptions of Underlying Portfolio shares.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Management risk.  Management risk includes the risk that the Underlying Portfolios selected by the Investment Managers as fulfillment options, the asset allocation decisions made by Quantitative Management Associates, LLC, the sole subadviser to the Portfolio, and the securities and other financial instruments selected by the subadvisers for those Underlying Portfolios will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies.  All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by the Investment Managers or a subadviser in making investment decisions for the Portfolio or an Underlying Portfolio may not produce the desired results.

Market risk. Market risk is the risk that the markets in which the Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security - one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates.

Quantitative model risk.  The performance of the Quantitative Modeling Portfolio will depend, in part, on how its assets are allocated and reallocated between the Capital Growth Segment and the Fixed-Income Segment as a result of the operation of the quantitative model.  Such quantitative model, however, has no actual operating history.  In addition, the application of the model may not produce the desired results.

The Quantitative Modeling Portfolio may be exposed to additional market risk due to its policy of automatically transferring Portfolio assets between the Capital Growth Segment and the Fixed-Income Segment based on the application of a quantitative model to certain changes in the NAV per share of the Portfolio as described herein.  As a result of this policy, such asset transfers will not be made directly in response to broader market fluctuations.  To the extent this management style is non-dynamic, the Quantitative Modeling Portfolio may subject investors to greater market risk than other mutual funds.

At any given time, a certain percentage of the Portfolio's net assets will be allocated to the Capital Growth Portfolio and a certain percentage of the Portfolio's net assets will be allocated to the Fixed-Income Segment as directed by the quantitative model as described herein.  The greater the percentage of the Quantitative Modeling Portfolio's net assets that are allocated to a particular segment, the greater the effect the performance of that segment will have in determining whether and to what extent Portfolio assets will be transferred from that segment to the other segment.  For example, if a substantial portion of the Portfolio's net assets were allocated to the Fixed-Income Segment and such segment had worse performance than the Capital Growth Segment over certain periods of time, the model may, under certain circumstances, initiate a transfer of Portfolio assets from the higher—performing Capital Growth Segment to the lower-performing Fixed-Income Segment.  Likewise, if a substantial portion of the Portfolio's net assets were allocated to the Fixed-Income Segment but such segment had better performance than the Capital Growth Segment over certain periods of time, the model may, under certain circumstances, initiate a transfer of Portfolio assets from the higher—performing Fixed-Income Segment to the lower-performing Capital Growth Segment. On the other hand, if a substantial portion of the Portfolio's net assets were allocated to the Capital Growth Segment and such segment had worse performance than the Fixed-Income Segment over certain periods of time, the model may, under certain circumstances, initiate a transfer of Portfolio assets from the lower—performing Capital Growth Segment to the higher-performing Fixed-Income Segment.  Likewise, if a substantial portion of the Portfolio's net assets were allocated to the Capital Growth Segment but such segment had better performance than the Fixed-Income Segment over certain periods of time, the model may, under certain circumstances, initiate a transfer of Portfolio assets from the lower—performing Fixed-Income Segment to the higher-performing Capital Growth Segment.  Finally, application of the quantitative model's built-in transfer thresholds (i.e., prohibitions against: (i) transfers between the Portfolio's segments that would cause more than 90% of the Portfolio's net assets from being allocated to a particular segment and (ii) large-scale transfers between the Portfolio's segments that exceed certain pre-determined percentage amounts) may adversely affect Portfolio performance.

Portfolio assets that have been allocated to the Fixed-Income Segment also will not be available to participate in the performance of the Capital Growth Segment's Equity Underlying Portfolios until such assets have actually been transferred to the Capital Growth Segment.  As a result, Portfolio assets may not be transferred from the Fixed-Income Segment to the Capital Growth Segment in time for the Portfolio to fully participate in all of the positive returns enjoyed by the Capital Growth Segment's Equity Underlying Portfolios during periods in which equity markets are rising rapidly.

Recent Events Risk.  The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Past Performance
No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
AST Quantitative Modeling Portfolio | AST Quantitative Modeling Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%	[1],[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Fee Waiver or Expense Reimbursement+	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[3]
Net Expenses (as a percentage of assets)	rr_NetExpensesOverAssets	1.25%	[1],[3]
Expense Example, Redemption, 1 Year	rr_ExpenseExampleYear01	127	[4]
Expense Example, Redemption, 3 Years	rr_ExpenseExampleYear03	409	[4]
AST Quantitative Modeling Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AST QUANTITATIVE MODELING PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the AST Quantitative Modeling Portfolio (the Quantitative Modeling Portfolio or the Portfolio) is to seek to obtain a high potential return while attempting to mitigate downside risk during adverse market cycles.

Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges for the relevant variable annuity contracts and variable life insurance policies (collectively, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Quantitative Modeling Portfolio will operate as a "fund-of-funds." That means that the Quantitative Modeling Portfolio will invest substantially all of its assets in a combination of other mutual funds (collectively referred to as the Underlying Portfolios) in accordance with its own specialized asset allocation strategy.  The Investment Managers currently expect that the only Underlying Portfolios in which the Quantitative Modeling Portfolio will invest are other investment portfolios of the Trust and certain money market funds advised by the Investment Managers or their affiliates.

The assets of the Quantitative Modeling Portfolio will be allocated to a capital growth investment strategy (referred to as the Capital Growth Segment) and a fixed-income investment strategy (referred to as the Fixed-Income Segment).  Under normal circumstances, approximately 75% of the net assets attributable to the Capital Growth Segment will be invested in Underlying Portfolios that invest primarily in equity securities while the remaining 25% of the Capital Growth Segment's net assets will be invested in Underlying Portfolios that invest primarily in debt securities and money market instruments.  All of the net assets attributable to the Fixed-Income Segment will be invested in the AST Investment Grade Bond Portfolio of the Trust (the AST Bond Portfolio).  The AST Bond Portfolio, in turn, invests at least 80% of its investable assets in investment grade bonds under normal market conditions.  Underlying Portfolios that invest primarily in equity securities are sometimes referred to as "Equity Underlying Portfolios" while Underlying Portfolios that invest primarily in debt securities and money market instruments, including the AST Bond Portfolio, are sometimes referred to as "Debt-Money Market Underlying Portfolios."

Upon the commencement of operations, approximately 90% of the Quantitative Modeling Portfolio's net assets will be allocated to the Capital Growth Segment, with the remainder of its net assets (i.e., approximately 10%) being allocated to the Fixed-Income Segment. Portfolio assets will be transferred between the Capital Growth Segment and the Fixed-Income Segment based on the application of a quantitative model to the Portfolio's overall net asset value (NAV) per share. In general terms, the model will seek to transfer Portfolio assets from the Capital Growth Segment to the Fixed-Income Segment when the Portfolio's NAV per share experiences certain declines and from the Fixed-Income Segment to the Capital Growth Segment when the Portfolio's NAV per share experiences certain increases or remains flat over certain periods of time.  The model, however, will not generate: (i) a transfer to the Capital Growth Segment from the Fixed-Income Segment that would result in more than 90% of the Quantitative Modeling Portfolio's net assets being allocated to the Capital Growth Segment, (ii) a transfer to the Fixed-Income Segment from the Capital Growth Segment that would result in more than 90% of the Quantitative Modeling Portfolio's net assets being allocated to the Fixed-Income Segment, (iii) a large-scale transfer between the Portfolio's segments that exceeds certain pre-determined percentage thresholds.

In an effort to reduce transaction costs, the Investment Managers or QMA may decline to implement a transfer between the Portfolio's segments that would otherwise be initiated by the quantitative model to the extent such transfer does not exceed certain pre-determined percentage thresholds.  In addition, the quantitative model is proprietary and may be changed by the Investment Managers or QMA over time.  The Investment Managers or QMA may determine that such a change is appropriate for a variety of reasons, including, without limitation, due to changing market, financial, or economic conditions or to make enhancements to the model based on actual experience.

Below are the approximate exposures to Equity Underlying Portfolios and Debt-Money Market Underlying Portfolios that would result from: (i) an allocation of 90% of the Quantitative Modeling Portfolio's assets to the Capital Growth Segment and the corresponding allocation of Portfolio assets (i.e., 10%) to the Fixed-Income Segment and (ii) an allocation of 90% of the Quantitative Modeling Portfolio's assets to the Fixed-Income Segment and the corresponding allocation of Portfolio assets (i.e., 10%) to the Capital Growth Segment.

	Assumed Allocation of Portfolio Assets: 90% Capital Growth Segment* & 10% Fixed-Income Segment	Assumed Allocation of Portfolio Assets: 10% Capital Growth Segment* & 90% Fixed-Income Segment
% of Portfolio Assets Allocated to Equity Underlying Portfolios	67.5%	7.5%
% of Portfolio Assets Allocated to Debt-Money Market Underlying Portfolios	32.5%	92.5%

*Assumes that 75% of the Capital Growth Segment's net assets will be invested in Equity Underlying Portfolios while the remaining 25% of the Capital Growth Segment's net assets will be invested in Debt-Money Market Underlying Portfolios.

As shown in the table above, a shareholder's specific investment experience will depend, in part, on how the Portfolio's assets were allocated between the Capital Growth Segment and the Fixed-Income Segment during the period in which the shareholder invested in the Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Quantitative Modeling Portfolio will operate as a "fund-of-funds." That means that the Quantitative Modeling Portfolio will invest substantially all of its assets in a combination of other mutual funds (collectively referred to as the Underlying Portfolios) in accordance with its own specialized asset allocation strategy.  The Investment Managers currently expect that the only Underlying Portfolios in which the Quantitative Modeling Portfolio will invest are other investment portfolios of the Trust and certain money market funds advised by the Investment Managers or their affiliates.

The assets of the Quantitative Modeling Portfolio will be allocated to a capital growth investment strategy (referred to as the Capital Growth Segment) and a fixed-income investment strategy (referred to as the Fixed-Income Segment).  Under normal circumstances, approximately 75% of the net assets attributable to the Capital Growth Segment will be invested in Underlying Portfolios that invest primarily in equity securities while the remaining 25% of the Capital Growth Segment's net assets will be invested in Underlying Portfolios that invest primarily in debt securities and money market instruments.  All of the net assets attributable to the Fixed-Income Segment will be invested in the AST Investment Grade Bond Portfolio of the Trust (the AST Bond Portfolio).  The AST Bond Portfolio, in turn, invests at least 80% of its investable assets in investment grade bonds under normal market conditions.  Underlying Portfolios that invest primarily in equity securities are sometimes referred to as "Equity Underlying Portfolios" while Underlying Portfolios that invest primarily in debt securities and money market instruments, including the AST Bond Portfolio, are sometimes referred to as "Debt-Money Market Underlying Portfolios."

Upon the commencement of operations, approximately 90% of the Quantitative Modeling Portfolio's net assets will be allocated to the Capital Growth Segment, with the remainder of its net assets (i.e., approximately 10%) being allocated to the Fixed-Income Segment. Portfolio assets will be transferred between the Capital Growth Segment and the Fixed-Income Segment based on the application of a quantitative model to the Portfolio's overall net asset value (NAV) per share. In general terms, the model will seek to transfer Portfolio assets from the Capital Growth Segment to the Fixed-Income Segment when the Portfolio's NAV per share experiences certain declines and from the Fixed-Income Segment to the Capital Growth Segment when the Portfolio's NAV per share experiences certain increases or remains flat over certain periods of time.  The model, however, will not generate: (i) a transfer to the Capital Growth Segment from the Fixed-Income Segment that would result in more than 90% of the Quantitative Modeling Portfolio's net assets being allocated to the Capital Growth Segment, (ii) a transfer to the Fixed-Income Segment from the Capital Growth Segment that would result in more than 90% of the Quantitative Modeling Portfolio's net assets being allocated to the Fixed-Income Segment, (iii) a large-scale transfer between the Portfolio's segments that exceeds certain pre-determined percentage thresholds.

In an effort to reduce transaction costs, the Investment Managers or QMA may decline to implement a transfer between the Portfolio's segments that would otherwise be initiated by the quantitative model to the extent such transfer does not exceed certain pre-determined percentage thresholds.  In addition, the quantitative model is proprietary and may be changed by the Investment Managers or QMA over time.  The Investment Managers or QMA may determine that such a change is appropriate for a variety of reasons, including, without limitation, due to changing market, financial, or economic conditions or to make enhancements to the model based on actual experience.

Below are the approximate exposures to Equity Underlying Portfolios and Debt-Money Market Underlying Portfolios that would result from: (i) an allocation of 90% of the Quantitative Modeling Portfolio's assets to the Capital Growth Segment and the corresponding allocation of Portfolio assets (i.e., 10%) to the Fixed-Income Segment and (ii) an allocation of 90% of the Quantitative Modeling Portfolio's assets to the Fixed-Income Segment and the corresponding allocation of Portfolio assets (i.e., 10%) to the Capital Growth Segment.

	Assumed Allocation of Portfolio Assets: 90% Capital Growth Segment* & 10% Fixed-Income Segment	Assumed Allocation of Portfolio Assets: 10% Capital Growth Segment* & 90% Fixed-Income Segment
% of Portfolio Assets Allocated to Equity Underlying Portfolios	67.5%	7.5%
% of Portfolio Assets Allocated to Debt-Money Market Underlying Portfolios	32.5%	92.5%

*Assumes that 75% of the Capital Growth Segment's net assets will be invested in Equity Underlying Portfolios while the remaining 25% of the Capital Growth Segment's net assets will be invested in Debt-Money Market Underlying Portfolios.

As shown in the table above, a shareholder's specific investment experience will depend, in part, on how the Portfolio's assets were allocated between the Capital Growth Segment and the Fixed-Income Segment during the period in which the shareholder invested in the Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense risk. Your actual cost of investing in the Portfolio may be higher than the expenses shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's average net assets decreases significantly .

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

Fund of funds risk. In addition to the risks associated with the indirect investment in the Underlying Portfolios, the Portfolio is subject to the following additional risks: to the extent the Portfolio concentrates its assets among Underlying Portfolios that invest principally in one or several asset classes, the Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes; the ability of the Portfolio to achieve its investment objective depends on the ability of the selected Underlying Portfolios to achieve their investment objectives; and the performance of the Portfolio may be affected by large purchases and redemptions of Underlying Portfolio shares.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Management risk.  Management risk includes the risk that the Underlying Portfolios selected by the Investment Managers as fulfillment options, the asset allocation decisions made by Quantitative Management Associates, LLC, the sole subadviser to the Portfolio, and the securities and other financial instruments selected by the subadvisers for those Underlying Portfolios will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies.  All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by the Investment Managers or a subadviser in making investment decisions for the Portfolio or an Underlying Portfolio may not produce the desired results.

Market risk. Market risk is the risk that the markets in which the Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security - one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates.

Quantitative model risk.  The performance of the Quantitative Modeling Portfolio will depend, in part, on how its assets are allocated and reallocated between the Capital Growth Segment and the Fixed-Income Segment as a result of the operation of the quantitative model.  Such quantitative model, however, has no actual operating history.  In addition, the application of the model may not produce the desired results.

The Quantitative Modeling Portfolio may be exposed to additional market risk due to its policy of automatically transferring Portfolio assets between the Capital Growth Segment and the Fixed-Income Segment based on the application of a quantitative model to certain changes in the NAV per share of the Portfolio as described herein.  As a result of this policy, such asset transfers will not be made directly in response to broader market fluctuations.  To the extent this management style is non-dynamic, the Quantitative Modeling Portfolio may subject investors to greater market risk than other mutual funds.

At any given time, a certain percentage of the Portfolio's net assets will be allocated to the Capital Growth Portfolio and a certain percentage of the Portfolio's net assets will be allocated to the Fixed-Income Segment as directed by the quantitative model as described herein.  The greater the percentage of the Quantitative Modeling Portfolio's net assets that are allocated to a particular segment, the greater the effect the performance of that segment will have in determining whether and to what extent Portfolio assets will be transferred from that segment to the other segment.  For example, if a substantial portion of the Portfolio's net assets were allocated to the Fixed-Income Segment and such segment had worse performance than the Capital Growth Segment over certain periods of time, the model may, under certain circumstances, initiate a transfer of Portfolio assets from the higher—performing Capital Growth Segment to the lower-performing Fixed-Income Segment.  Likewise, if a substantial portion of the Portfolio's net assets were allocated to the Fixed-Income Segment but such segment had better performance than the Capital Growth Segment over certain periods of time, the model may, under certain circumstances, initiate a transfer of Portfolio assets from the higher—performing Fixed-Income Segment to the lower-performing Capital Growth Segment. On the other hand, if a substantial portion of the Portfolio's net assets were allocated to the Capital Growth Segment and such segment had worse performance than the Fixed-Income Segment over certain periods of time, the model may, under certain circumstances, initiate a transfer of Portfolio assets from the lower—performing Capital Growth Segment to the higher-performing Fixed-Income Segment.  Likewise, if a substantial portion of the Portfolio's net assets were allocated to the Capital Growth Segment but such segment had better performance than the Fixed-Income Segment over certain periods of time, the model may, under certain circumstances, initiate a transfer of Portfolio assets from the lower—performing Fixed-Income Segment to the higher-performing Capital Growth Segment.  Finally, application of the quantitative model's built-in transfer thresholds (i.e., prohibitions against: (i) transfers between the Portfolio's segments that would cause more than 90% of the Portfolio's net assets from being allocated to a particular segment and (ii) large-scale transfers between the Portfolio's segments that exceed certain pre-determined percentage amounts) may adversely affect Portfolio performance.

Portfolio assets that have been allocated to the Fixed-Income Segment also will not be available to participate in the performance of the Capital Growth Segment's Equity Underlying Portfolios until such assets have actually been transferred to the Capital Growth Segment.  As a result, Portfolio assets may not be transferred from the Fixed-Income Segment to the Capital Growth Segment in time for the Portfolio to fully participate in all of the positive returns enjoyed by the Capital Growth Segment's Equity Underlying Portfolios during periods in which equity markets are rising rapidly.

Recent Events Risk.  The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance
Performance Table Heading	rr_PerformanceTableHeading	Past Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.

[1]	AST Quantitative Modeling Portfolio will commence operations on May 1, 2011. Estimate for the fiscal period ending December 31, 2011.
[2]	Since the AST Quantitative Modeling Portfolio will operate as a "fund-of-funds", it will indirectly incur a pro rata portion of the fees and expenses of the Underlying Portfolios in which it invests. The expenses shown under "Underlying Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the relevant Underlying Portfolios based upon the Portfolio's expected holdings in those Underlying Portfolios as of the commencement of operations. Because the allocation of Portfolio assets among the various Underlying Portfolios will change over time due to portfolio management decisions that are made for the Capital Growth Segment and the operation of the quantitative model and the expense ratios of the relevant Underlying Portfolios will also change over time, it is possible that the Portfolio's actual "Acquired Fund Fees and Expenses" may be higher than 0.95% of the Portfolio's average daily net assets.
[3]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, Underlying Portfolio fees and expenses, and extraordinary expenses) for the AST Quantitative Modeling Portfolio do not exceed 0.30% of its average daily net assets through May 1, 2012. This expense limitation may not be terminated or modified prior to May 1, 2012, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2012 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.
[4]	Takes into account the contractual expense cap that runs until May 1, 2012 as described above in the footnotes to the fee table.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
AST BlackRock Global Strategies Portfolio | AST BlackRock Global Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1],[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.18%	[1]
Fee Waiver or Expense Reimbursement+	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[3]
Net Expenses (as a percentage of assets)	rr_NetExpensesOverAssets	1.11%	[1],[3]
1 Year	rr_ExpenseExampleYear01	113	[4]
3 Years	rr_ExpenseExampleYear03	368	[4]
AST BlackRock Global Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the AST BlackRock Global Strategies Portfolio (the BlackRock Portfolio or the Portfolio) is to seek a high total return consistent with a moderate level of risk.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges for the relevant variable annuity contracts and variable life insurance policies (collectively, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it has not yet commenced operations.

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The AST BlackRock Global Strategies Portfolio will be a global, multi asset-class fund that invests directly in, among other things, equity and equity-related securities, investment grade debt securities (including, without limitation, U.S. Treasuries and U.S. government securities), junk bonds, real estate investment trusts (REITs), exchange traded funds (ETFs), and derivative instruments, including commodity-linked derivative instruments.  In seeking to achieve the Portfolio's investment objective, BlackRock will cause the Portfolio's assets to be allocated across six investment strategies. The BlackRock Portfolio will have two strategies that invest primarily in equity securities, three strategies that invest primarily in fixed-income securities, and a global tactical asset allocation strategy (the GTAA strategy) that, under normal circumstances, provides exposure to the equity and fixed-income asset classes along with real estate-related and commodity-related investments.  The GTAA strategy will be used: (i) as a completion strategy to access and adjust exposures to various asset classes and underlying strategy allocations and (ii) an overlay strategy to enhance the total return and manage portfolio risk at the aggregate level. Derivatives, ETFs, and cash securities may be used within the GTAA strategy.  The BlackRock Portfolio will allocate its assets among various regions and countries, including the United States (but in no less than three countries).

The BlackRock Portfolio's minimum, neutral, and maximum exposures to the relevant asset classes are set forth below.

Asset Class	Minimum Exposure	Neutral Exposure	Maximum Exposure
Equities	30%	40%	50%
Investment Grade Debt	20%	30%	40%
"Junk Bonds"*	5%	15%	25%
REITs	0%	10%	20%**
Commodities	0%	5%	15%**

* Fixed-income securities rated below investment grade and unrated securities of similar credit quality are commonly referred to as "junk bonds".  Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

**Notwithstanding the individual maximum exposures for the REIT (i.e., 20%) and Commodities (i.e., 15%) asset classes, the maximum combined exposure to these asset classes is 30% of the net assets of the AST BlackRock Global Strategies Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Asset transfer program risk. The Portfolio is used in connection with certain benefit programs under Prudential variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for Prudential to manage the guarantees offered in connection with these benefit programs, Prudential will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and certain bond funds (or, for one guaranteed minimum withdrawal benefit program, the insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the subadviser to purchase and sell securities at inopportune times and by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies. In addition, these pre-determined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the Portfolios compared to other similar funds.

Commodity risk. A commodity-linked derivative instrument is an financial instrument, the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities. The prices of these instruments historically have been affected by, among other things, overall market movements and changes in interest and exchange rates and have may be volatile than the prices of investments in traditional equity and debt securities.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to a Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense risk. Your actual cost of investing in the Portfolio may be higher than the expenses shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's average net assets decreases significantly.

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Market and management risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser in making investment decisions for the Portfolio may not produce the desired results.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security - one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates.  The risks associated with investments in mortgage-backed securities, particularly credit risk, are heightened in connection with investments in sub-prime mortgage-backed securities.

Recent Events Risk.  The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Real estate risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand for real estate and office space, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under current tax laws. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance
Performance Table Heading	rr_PerformanceTableHeading	Past Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.
AST Quantitative Modeling Portfolio | AST Quantitative Modeling Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[5]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%	[5],[6]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.31%	[5]
Fee Waiver or Expense Reimbursement+	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[5],[7]
Net Expenses (as a percentage of assets)	rr_NetExpensesOverAssets	1.25%	[5],[7]
1 Year	rr_ExpenseExampleYear01	127	[4]
3 Years	rr_ExpenseExampleYear03	409	[4]
AST Quantitative Modeling Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AST QUANTITATIVE MODELING PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the AST Quantitative Modeling Portfolio (the Quantitative Modeling Portfolio or the Portfolio) is to seek to obtain a high potential return while attempting to mitigate downside risk during adverse market cycles.

Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include charges for the relevant variable annuity contracts and variable life insurance policies (collectively, the Contracts). Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Quantitative Modeling Portfolio will operate as a "fund-of-funds." That means that the Quantitative Modeling Portfolio will invest substantially all of its assets in a combination of other mutual funds (collectively referred to as the Underlying Portfolios) in accordance with its own specialized asset allocation strategy.  The Investment Managers currently expect that the only Underlying Portfolios in which the Quantitative Modeling Portfolio will invest are other investment portfolios of the Trust and certain money market funds advised by the Investment Managers or their affiliates.

The assets of the Quantitative Modeling Portfolio will be allocated to a capital growth investment strategy (referred to as the Capital Growth Segment) and a fixed-income investment strategy (referred to as the Fixed-Income Segment).  Under normal circumstances, approximately 75% of the net assets attributable to the Capital Growth Segment will be invested in Underlying Portfolios that invest primarily in equity securities while the remaining 25% of the Capital Growth Segment's net assets will be invested in Underlying Portfolios that invest primarily in debt securities and money market instruments.  All of the net assets attributable to the Fixed-Income Segment will be invested in the AST Investment Grade Bond Portfolio of the Trust (the AST Bond Portfolio).  The AST Bond Portfolio, in turn, invests at least 80% of its investable assets in investment grade bonds under normal market conditions.  Underlying Portfolios that invest primarily in equity securities are sometimes referred to as "Equity Underlying Portfolios" while Underlying Portfolios that invest primarily in debt securities and money market instruments, including the AST Bond Portfolio, are sometimes referred to as "Debt-Money Market Underlying Portfolios."

Upon the commencement of operations, approximately 90% of the Quantitative Modeling Portfolio's net assets will be allocated to the Capital Growth Segment, with the remainder of its net assets (i.e., approximately 10%) being allocated to the Fixed-Income Segment. Portfolio assets will be transferred between the Capital Growth Segment and the Fixed-Income Segment based on the application of a quantitative model to the Portfolio's overall net asset value (NAV) per share. In general terms, the model will seek to transfer Portfolio assets from the Capital Growth Segment to the Fixed-Income Segment when the Portfolio's NAV per share experiences certain declines and from the Fixed-Income Segment to the Capital Growth Segment when the Portfolio's NAV per share experiences certain increases or remains flat over certain periods of time.  The model, however, will not generate: (i) a transfer to the Capital Growth Segment from the Fixed-Income Segment that would result in more than 90% of the Quantitative Modeling Portfolio's net assets being allocated to the Capital Growth Segment, (ii) a transfer to the Fixed-Income Segment from the Capital Growth Segment that would result in more than 90% of the Quantitative Modeling Portfolio's net assets being allocated to the Fixed-Income Segment, (iii) a large-scale transfer between the Portfolio's segments that exceeds certain pre-determined percentage thresholds.

In an effort to reduce transaction costs, the Investment Managers or QMA may decline to implement a transfer between the Portfolio's segments that would otherwise be initiated by the quantitative model to the extent such transfer does not exceed certain pre-determined percentage thresholds.  In addition, the quantitative model is proprietary and may be changed by the Investment Managers or QMA over time.  The Investment Managers or QMA may determine that such a change is appropriate for a variety of reasons, including, without limitation, due to changing market, financial, or economic conditions or to make enhancements to the model based on actual experience.

Below are the approximate exposures to Equity Underlying Portfolios and Debt-Money Market Underlying Portfolios that would result from: (i) an allocation of 90% of the Quantitative Modeling Portfolio's assets to the Capital Growth Segment and the corresponding allocation of Portfolio assets (i.e., 10%) to the Fixed-Income Segment and (ii) an allocation of 90% of the Quantitative Modeling Portfolio's assets to the Fixed-Income Segment and the corresponding allocation of Portfolio assets (i.e., 10%) to the Capital Growth Segment.

	Assumed Allocation of Portfolio Assets: 90% Capital Growth Segment* & 10% Fixed-Income Segment	Assumed Allocation of Portfolio Assets: 10% Capital Growth Segment* & 90% Fixed-Income Segment
% of Portfolio Assets Allocated to Equity Underlying Portfolios	67.5%	7.5%
% of Portfolio Assets Allocated to Debt-Money Market Underlying Portfolios	32.5%	92.5%

*Assumes that 75% of the Capital Growth Segment's net assets will be invested in Equity Underlying Portfolios while the remaining 25% of the Capital Growth Segment's net assets will be invested in Debt-Money Market Underlying Portfolios.

As shown in the table above, a shareholder's specific investment experience will depend, in part, on how the Portfolio's assets were allocated between the Capital Growth Segment and the Fixed-Income Segment during the period in which the shareholder invested in the Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Quantitative Modeling Portfolio will operate as a "fund-of-funds." That means that the Quantitative Modeling Portfolio will invest substantially all of its assets in a combination of other mutual funds (collectively referred to as the Underlying Portfolios) in accordance with its own specialized asset allocation strategy.  The Investment Managers currently expect that the only Underlying Portfolios in which the Quantitative Modeling Portfolio will invest are other investment portfolios of the Trust and certain money market funds advised by the Investment Managers or their affiliates.

The assets of the Quantitative Modeling Portfolio will be allocated to a capital growth investment strategy (referred to as the Capital Growth Segment) and a fixed-income investment strategy (referred to as the Fixed-Income Segment).  Under normal circumstances, approximately 75% of the net assets attributable to the Capital Growth Segment will be invested in Underlying Portfolios that invest primarily in equity securities while the remaining 25% of the Capital Growth Segment's net assets will be invested in Underlying Portfolios that invest primarily in debt securities and money market instruments.  All of the net assets attributable to the Fixed-Income Segment will be invested in the AST Investment Grade Bond Portfolio of the Trust (the AST Bond Portfolio).  The AST Bond Portfolio, in turn, invests at least 80% of its investable assets in investment grade bonds under normal market conditions.  Underlying Portfolios that invest primarily in equity securities are sometimes referred to as "Equity Underlying Portfolios" while Underlying Portfolios that invest primarily in debt securities and money market instruments, including the AST Bond Portfolio, are sometimes referred to as "Debt-Money Market Underlying Portfolios."

Upon the commencement of operations, approximately 90% of the Quantitative Modeling Portfolio's net assets will be allocated to the Capital Growth Segment, with the remainder of its net assets (i.e., approximately 10%) being allocated to the Fixed-Income Segment. Portfolio assets will be transferred between the Capital Growth Segment and the Fixed-Income Segment based on the application of a quantitative model to the Portfolio's overall net asset value (NAV) per share. In general terms, the model will seek to transfer Portfolio assets from the Capital Growth Segment to the Fixed-Income Segment when the Portfolio's NAV per share experiences certain declines and from the Fixed-Income Segment to the Capital Growth Segment when the Portfolio's NAV per share experiences certain increases or remains flat over certain periods of time.  The model, however, will not generate: (i) a transfer to the Capital Growth Segment from the Fixed-Income Segment that would result in more than 90% of the Quantitative Modeling Portfolio's net assets being allocated to the Capital Growth Segment, (ii) a transfer to the Fixed-Income Segment from the Capital Growth Segment that would result in more than 90% of the Quantitative Modeling Portfolio's net assets being allocated to the Fixed-Income Segment, (iii) a large-scale transfer between the Portfolio's segments that exceeds certain pre-determined percentage thresholds.

In an effort to reduce transaction costs, the Investment Managers or QMA may decline to implement a transfer between the Portfolio's segments that would otherwise be initiated by the quantitative model to the extent such transfer does not exceed certain pre-determined percentage thresholds.  In addition, the quantitative model is proprietary and may be changed by the Investment Managers or QMA over time.  The Investment Managers or QMA may determine that such a change is appropriate for a variety of reasons, including, without limitation, due to changing market, financial, or economic conditions or to make enhancements to the model based on actual experience.

Below are the approximate exposures to Equity Underlying Portfolios and Debt-Money Market Underlying Portfolios that would result from: (i) an allocation of 90% of the Quantitative Modeling Portfolio's assets to the Capital Growth Segment and the corresponding allocation of Portfolio assets (i.e., 10%) to the Fixed-Income Segment and (ii) an allocation of 90% of the Quantitative Modeling Portfolio's assets to the Fixed-Income Segment and the corresponding allocation of Portfolio assets (i.e., 10%) to the Capital Growth Segment.

	Assumed Allocation of Portfolio Assets: 90% Capital Growth Segment* & 10% Fixed-Income Segment	Assumed Allocation of Portfolio Assets: 10% Capital Growth Segment* & 90% Fixed-Income Segment
% of Portfolio Assets Allocated to Equity Underlying Portfolios	67.5%	7.5%
% of Portfolio Assets Allocated to Debt-Money Market Underlying Portfolios	32.5%	92.5%

*Assumes that 75% of the Capital Growth Segment's net assets will be invested in Equity Underlying Portfolios while the remaining 25% of the Capital Growth Segment's net assets will be invested in Debt-Money Market Underlying Portfolios.

As shown in the table above, a shareholder's specific investment experience will depend, in part, on how the Portfolio's assets were allocated between the Capital Growth Segment and the Fixed-Income Segment during the period in which the shareholder invested in the Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, it can't guarantee success.

Asset-backed securities risk. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, asset-backed securities are subject to interest rate risk, credit risk and liquidity risk. When the underlying pools of assets consist of debt obligations, there is a risk that those obligations will be repaid sooner than expected (prepayment risk) or later than expected (extension risk), both of which may result in lower than expected returns.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Expense risk. Your actual cost of investing in the Portfolio may be higher than the expenses shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's average net assets decreases significantly .

Fixed income securities risk. Investment in fixed income securities involves a variety of risks, including the risk that an issuer or guarantor of a security will be unable to pay some or all of the principal and interest when due (credit risk); the risk that the Portfolio may not be able to sell some or all of the securities its holds, either at the price it values the security or at any price (liquidity risk); and the risk that the rates of interest income generated by the fixed income investments of the Portfolio may decline due to a decrease in market interest rates and that the market prices of the fixed income investments of the Portfolio may decline due to an increase in market interest rates (interest rate risk).

Foreign investment risk. Investments in foreign securities generally involve more risk than investing in securities of U.S. issuers. Foreign investment risk includes: Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio; securities of issuers located in emerging markets tend to have volatile prices and may be less liquid than investments in more established markets; foreign markets generally are more volatile than U.S. markets, are not subject to regulatory requirements comparable to those in the U.S, and are subject to differing custody and settlement practices; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are smaller and less liquid than the U.S. market; political developments may adversely affect the value of the Portfolio's foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

Fund of funds risk. In addition to the risks associated with the indirect investment in the Underlying Portfolios, the Portfolio is subject to the following additional risks: to the extent the Portfolio concentrates its assets among Underlying Portfolios that invest principally in one or several asset classes, the Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes; the ability of the Portfolio to achieve its investment objective depends on the ability of the selected Underlying Portfolios to achieve their investment objectives; and the performance of the Portfolio may be affected by large purchases and redemptions of Underlying Portfolio shares.

High-yield risk. Investments in fixed-income securities rated below investment grade and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

Management risk.  Management risk includes the risk that the Underlying Portfolios selected by the Investment Managers as fulfillment options, the asset allocation decisions made by Quantitative Management Associates, LLC, the sole subadviser to the Portfolio, and the securities and other financial instruments selected by the subadvisers for those Underlying Portfolios will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies.  All decisions by an adviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by the Investment Managers or a subadviser in making investment decisions for the Portfolio or an Underlying Portfolio may not produce the desired results.

Market risk. Market risk is the risk that the markets in which the Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably.

Mortgage-backed securities risk. A mortgage-backed security is a specific type of asset-backed security - one backed by mortgage loans on residential and/or commercial real estate. Therefore, they have many of the risk characteristics of asset-backed securities, including prepayment and extension risks, as well as interest rate, credit and liquidity risk. Because they are backed by mortgage loans, mortgage-backed securities also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates.

Quantitative model risk.  The performance of the Quantitative Modeling Portfolio will depend, in part, on how its assets are allocated and reallocated between the Capital Growth Segment and the Fixed-Income Segment as a result of the operation of the quantitative model.  Such quantitative model, however, has no actual operating history.  In addition, the application of the model may not produce the desired results.

The Quantitative Modeling Portfolio may be exposed to additional market risk due to its policy of automatically transferring Portfolio assets between the Capital Growth Segment and the Fixed-Income Segment based on the application of a quantitative model to certain changes in the NAV per share of the Portfolio as described herein.  As a result of this policy, such asset transfers will not be made directly in response to broader market fluctuations.  To the extent this management style is non-dynamic, the Quantitative Modeling Portfolio may subject investors to greater market risk than other mutual funds.

At any given time, a certain percentage of the Portfolio's net assets will be allocated to the Capital Growth Portfolio and a certain percentage of the Portfolio's net assets will be allocated to the Fixed-Income Segment as directed by the quantitative model as described herein.  The greater the percentage of the Quantitative Modeling Portfolio's net assets that are allocated to a particular segment, the greater the effect the performance of that segment will have in determining whether and to what extent Portfolio assets will be transferred from that segment to the other segment.  For example, if a substantial portion of the Portfolio's net assets were allocated to the Fixed-Income Segment and such segment had worse performance than the Capital Growth Segment over certain periods of time, the model may, under certain circumstances, initiate a transfer of Portfolio assets from the higher—performing Capital Growth Segment to the lower-performing Fixed-Income Segment.  Likewise, if a substantial portion of the Portfolio's net assets were allocated to the Fixed-Income Segment but such segment had better performance than the Capital Growth Segment over certain periods of time, the model may, under certain circumstances, initiate a transfer of Portfolio assets from the higher—performing Fixed-Income Segment to the lower-performing Capital Growth Segment. On the other hand, if a substantial portion of the Portfolio's net assets were allocated to the Capital Growth Segment and such segment had worse performance than the Fixed-Income Segment over certain periods of time, the model may, under certain circumstances, initiate a transfer of Portfolio assets from the lower—performing Capital Growth Segment to the higher-performing Fixed-Income Segment.  Likewise, if a substantial portion of the Portfolio's net assets were allocated to the Capital Growth Segment but such segment had better performance than the Fixed-Income Segment over certain periods of time, the model may, under certain circumstances, initiate a transfer of Portfolio assets from the lower—performing Fixed-Income Segment to the higher-performing Capital Growth Segment.  Finally, application of the quantitative model's built-in transfer thresholds (i.e., prohibitions against: (i) transfers between the Portfolio's segments that would cause more than 90% of the Portfolio's net assets from being allocated to a particular segment and (ii) large-scale transfers between the Portfolio's segments that exceed certain pre-determined percentage amounts) may adversely affect Portfolio performance.

Portfolio assets that have been allocated to the Fixed-Income Segment also will not be available to participate in the performance of the Capital Growth Segment's Equity Underlying Portfolios until such assets have actually been transferred to the Capital Growth Segment.  As a result, Portfolio assets may not be transferred from the Fixed-Income Segment to the Capital Growth Segment in time for the Portfolio to fully participate in all of the positive returns enjoyed by the Capital Growth Segment's Equity Underlying Portfolios during periods in which equity markets are rising rapidly.

Recent Events Risk.  The financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance
Performance Table Heading	rr_PerformanceTableHeading	Past Performance
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.

[1]	AST BlackRock Global Strategies Portfolio will commence operations on May 1, 2011. Estimate for the fiscal period ending December 31, 2011.
[2]	The AST BlackRock Global Strategies Portfolio will indirectly bear a pro rata portion of the fees and expenses of the exchange traded funds (ETFs) in which it expects to invest. The expenses shown under "Acquired Fund Fees and Expenses" represent a weighted average of the expense ratios of the ETFs in which the AST BlackRock Global Strategies Portfolio expects to invest based upon its expected holdings in those ETFs as of the commencement of operations. Such expected holdings are preliminary and subject to change. Purchases and sales of ETFs by the AST BlackRock Global Strategies Portfolio will be subject to brokerage commissions and other transaction-related costs. These commissions and costs, which are not reflected in the annual fund operating expenses table above or in the example below, will adversely affect the Portfolio's performance.
[3]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, Underlying Portfolio fees and expenses, and extraordinary expenses) for the AST BlackRock Global Strategies Portfolio do not exceed 1.08% of its average daily net assets through May 1, 2012. This expense limitation may not be terminated or modified prior to May 1, 2012, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2012 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.
[4]	Takes into account the contractual expense cap that runs until May 1, 2012 as described above in the footnotes to the fee table.
[5]	AST Quantitative Modeling Portfolio will commence operations on May 1, 2011. Estimate for the fiscal period ending December 31, 2011.
[6]	Since the AST Quantitative Modeling Portfolio will operate as a "fund-of-funds", it will indirectly incur a pro rata portion of the fees and expenses of the Underlying Portfolios in which it invests. The expenses shown under "Underlying Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the relevant Underlying Portfolios based upon the Portfolio's expected holdings in those Underlying Portfolios as of the commencement of operations. Because the allocation of Portfolio assets among the various Underlying Portfolios will change over time due to portfolio management decisions that are made for the Capital Growth Segment and the operation of the quantitative model and the expense ratios of the relevant Underlying Portfolios will also change over time, it is possible that the Portfolio's actual "Acquired Fund Fees and Expenses" may be higher than 0.95% of the Portfolio's average daily net assets.
[7]	Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, Underlying Portfolio fees and expenses, and extraordinary expenses) for the AST Quantitative Modeling Portfolio do not exceed 0.30% of its average daily net assets through May 1, 2012. This expense limitation may not be terminated or modified prior to May 1, 2012, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2012 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.